Note 20 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,433	$ 111,432
Borrowings	682,329	219,501
United States of America, Dollars | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	206,336
United States of America, Dollars | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000	99,587
Borrowings	200,350	17,015
Saudi Arabia, Riyals | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18,933	11,845
Borrowings	29,964	22,677
Saudi Arabia, Riyals | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,500
Borrowings	3,023	26,022
Euro Member Countries, Euro | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	26,829	1,706
Euro Member Countries, Euro | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,273
Mexico, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	141,802	141,861
Argentina, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 74,025	$ 8,947